Fair Value Measurement (Tables)	12 Months Ended
May 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of May 31, 2025 and 2024:

As of May 31, 2025
	Level 1	Level 2	Level 3	Total
Common Stock	$353,489,573	$—	$—	$353,489,573
Self-directed brokerage accounts	329,355,472	—	—	329,355,472
	682,845,045	—	—	682,845,045
Collective trust fund measured at net asset value (a)				5,141,592,187
Total investments at fair value				$5,824,437,232

As of May 31, 2024
	Level 1	Level 2	Level 3	Total
Common Stock	$632,517,069	$—	$—	$632,517,069
Self-directed brokerage accounts	303,720,343	—	—	303,720,343
	936,237,412	—	—	936,237,412
Collective trust fund measured at net asset value (a)				4,898,159,705
Total investments at fair value				$5,834,397,117
(a)Collective trust funds measured at NAV per share (or its equivalent) as a practical expedient to estimate fair value have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.